Financial Assets and Liabilities - Fair Value Movement of Contingent Consideration (Details) - Level 3 - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning of the year £’000	£ 8,444	£ 11,459
Additions £’000	1,396	16,510
Payments £'000	(3,254)	(2,737)
Remeasurement and discount unwind £'000	(5,815)	(16,817)
Foreign exchange impact £'000	(270)	29
End of the year £'000	£ 501	£ 8,444